 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on November 28, 2012; such supplement (accession number 0000088053-12-001185) is incorporated by reference into this Rule 497 Document.

DWS Alternative Asset Allocation Fund (a series of DWS Market Trust)
DWS Capital Growth Fund (a series of DWS Investment Trust)
DWS Communications Fund (a series of DWS Securities Trust)
DWS Core Equity Fund (a series of DWS Investment Trust)
DWS Core Fixed Income Fund (a series of DWS Income Trust)
DWS Core Plus Income Fund (a series of DWS Portfolio Trust)
DWS Diversified International Equity Fund (a series of DWS International Fund, Inc.)
DWS Dreman Mid Cap Value Fund (a series of DWS Value Series, Inc.)
DWS Dreman Small Cap Value Fund (a series of DWS Value Series, Inc.)
DWS Emerging Markets Equity Fund (a series of DWS International Fund, Inc.)
DWS Enhanced Commodity Strategy Fund (a series of DWS Securities Trust)
DWS Enhanced Emerging Markets Fixed Income Fund (a series of DWS Global/International Fund, Inc.)
DWS Enhanced Global Bond Fund (a series of DWS Global/International Fund, Inc.)
DWS Equity 500 Index Fund (a series of DWS Institutional Funds)
DWS Equity Dividend Fund (a series of DWS Value Series, Inc.)
DWS Floating Rate Fund (a series of DWS Portfolio Trust)
DWS Global High Income Fund (a series of DWS Income Trust)
DWS Global Income Builder Fund (a series of DWS Market Trust)
DWS Global Inflation Fund (a series of DWS Income Trust)
DWS Global Small Cap Growth Fund (a series of DWS Global/International Fund, Inc.)
DWS GNMA Fund (a series of DWS Income Trust)
DWS Gold & Precious Metals Fund (a series of DWS Securities Trust)
DWS Health Care Fund (a series of DWS Securities Trust)
DWS High Income Fund (a series of DWS Income Trust)
DWS Intermediate Tax/AMT Free Fund (a series of DWS Tax Free Trust)
DWS Large Cap Value Fund (a series of DWS Value Series, Inc.)
DWS Latin America Equity Fund (a series of DWS International Fund, Inc.)
DWS Managed Municipal Bond Fund (a series of DWS Municipal Trust)
DWS Massachusetts Tax-Free Fund (a series of DWS State Tax-Free Income Series)
DWS Mid Cap Growth Fund (a series of DWS Investment Trust)
DWS RREEF Global Infrastructure Fund (a series of DWS Global/International Fund, Inc.)
DWS RREEF Global Real Estate Securities Fund (a series of DWS Securities Trust)
DWS RREEF Real Estate Securities Fund (a series of DWS Securities Trust)
DWS S&P 500 Index Fund (a series of DWS Institutional Funds)
DWS Short Duration Fund (a series of DWS Income Trust)
DWS Short-Term Municipal Bond Fund (a series of DWS Municipal Trust)
DWS Small Cap Core Fund (a series of DWS Investment Trust)
DWS Small Cap Growth Fund (a series of DWS Investment Trust)
DWS Strategic Government Securities Fund (a series of DWS Income Trust)
DWS Strategic High Yield Tax-Free Fund (a series of DWS Municipal Trust)

DWS Technology Fund (a series of DWS Securities Trust)
DWS U.S. Bond Index Fund (a series of DWS Institutional Funds)
DWS Ultra-Short Duration Fund (a series of DWS Income Trust)
DWS Unconstrained Income Fund (a series of DWS Income Trust)
DWS World Dividend Fund (a series of DWS International Fund, Inc.)
Tax-Exempt Portfolio - Tax Free Money Fund Class S (a series of Cash Account Trust)
Treasury Portfolio - DWS U.S. Treasury Money Fund Class S (a series of Investors Cash Trust)